Debts	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings Abstract [Abstract]
Disclosure Of Detailed Information About Borrowings Explanatory

21. Debts

Details of debts as of December 31, 2016 and 2017, consist of:

	2016		2017
	(In millions of Korean won)
Borrowings	￦	14,485,789	￦	16,846,072
Repurchase agreements and others		8,825,564		10,676,219
Call money		2,940,133		1,298,637

Total	￦	26,251,486	￦	28,820,928

Details of borrowings as of December 31, 2016 and 2017, are as follows:

		Lender	Annual interest rate (%)	2016		2017
				(In millions of Korean won)
Borrowings in Korean won	Borrowings from the Bank of Korea	Bank of Korea	0.50~0.75	￦	1,644,260	￦	1,888,880
	Borrowings from the government	SEMAS and others	0.00~3.00		1,331,688		1,726,543
	Borrowings from banks	Industrial & Commercial Bank of China and others	2.56~3.11		—		36,806
	Borrowings from non-banking financial institutions	The Korea Development Bank and others	0.20~2.70		889,433		1,631,376
	Other borrowings	The Korea Development Bank and others	0.00~3.90		4,284,108		4,409,261

		Sub-total			8,149,489		9,692,866

Borrowings in foreign currencies	Due to banks	Commerzbank AG and Others	—		70,624		19,820
	Borrowings from banks	Central Bank of Uzbekistan and Others	0.15~2.30		3,949,376		5,470,569
	Borrowings from other financial institutions	The Export-Import Bank of Korea and others	1.90~2.83		121,104		76,134
	Other borrowings	Standard Chartered Bank and others	0.00~7.00		2,195,196		1,586,683

		Sub-total			6,336,300		7,153,206

		Total		￦	14,485,789	￦	16,846,072

The details of repurchase agreements and others as of December 31, 2016 and 2017, are as follows:

	Lenders	Annual interest rate (%)	2016		2017
			(In millions of Korean won)
Repurchase agreements	Individuals, Groups and Corporations	1.19~2.22	￦	8,815,027	￦	10,666,315
Bills sold	Counter sale	0.40~1.00		10,537		9,904

	Total		￦	8,825,564	￦	10,676,219

The details of call money as of December 31, 2016 and 2017, are as follows:

	Lenders	Annual interest rate (%)	2016		2017
			(In millions of Korean won)
Call money in Korean won	Deutsche Bank AG, Seoul and others	1.33~1.75	￦	1,755,200	￦	890,000
Call money in foreign currencies	Central Bank of Uzbekistan and others	1.20~2.20		1,184,933		408,637

	Total		￦	2,940,133	￦	1,298,637